Document and Entity Information	Jan. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001867096
Document Type	8-K
Document Period End Date	Jan. 02, 2022
Entity Registrant Name	XERIS BIOPHARMA HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40880
Entity Tax Identification Number	87-1082097
Entity Address, Address Line One	180 N. LaSalle Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	1-844
Local Phone Number	445-5704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	XERS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false